John Hancock High Yield Fund Annual Fund Operating Expenses - John Hancock Bond Trust Class NAV [Member] - John Hancock High Yield Fund - Class NAV	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.55%